Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, close monitoring on our corporate network, continuous testing and assessment of aspects of our security posture internally and with outside vendors, regular independent cybersecurity audits and regular cybersecurity awareness training. In addition, we conduct regular stress tests performed by our information security department as well as third-party testing agencies.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have materially affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have materially affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Our board of directors is responsible for overseeing the cybersecurity risk management and be informed on risks from cybersecurity threats. The co-chief executive officers and the chief operating officer are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off, ensuring thorough review of information and disclosures. The co-chief executive officers and the chief operating officer are also responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, maintaining oversight of the disclosure in Form 6-K for material cybersecurity incidents (if any) and meeting with the board of directors (i) in connection with each interim results earnings release, update the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, if any, and the relevant disclosure issues and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form 20-F, along with a report highlighting particular disclosure issues, if any, and hold a Q&A session. Our board of directors is responsible for maintaining oversight of the disclosure related to cybersecurity matters in the periodic reports of our company.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true